Segment information and geographic data	12 Months Ended
Dec. 31, 2025
Segment information and geographic data
Segment information and geographic data

Note 37.Segment information and geographic data

The Group has two operating segments that meet the criteria set in ASC 280-10-50: Semiconductors and ASIC.

During 2025, the Group revised its reportable segments to reflect changes in internal management reporting. The Company now reports two reportable segments: Semiconductors and ASIC. Corporate activities are now included within “Other profit or loss.” Prior period segment information has been recast to conform to the current year presentation.

Both the Semiconductors and ASIC reportable segments are strategic business units that offer specific products and are managed separately because they require dedicated resources and a targeted marketing strategy. The Semiconductors segment encompasses the design, manufacturing, sales and distribution of high-end, Common Criteria EAL5+ & FIPS 140-3-certified secure microprocessors. The ASIC segment’s operations include a complete offering for Application Specific Integrated Circuits (ASIC) and Systems on Chip (SoC) development from circuit specification, mastering design in-house, up to qualification and the management of the entire production supply chain. The ASIC reportable segment did not exist prior to August 4, 2025, when the Group acquired IC’Alps.

The Semiconductors segment is subject to export controls and government procurement regulations. The ASIC segment may also be subject to customer-specific regulatory and qualification requirements depending on end-market applications.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Group’s chief operating decision maker, who is its Chief Executive Officer, evaluates performance for its reportable segments based on segment net sales and gross profit where applicable, and on operating income or loss for purposes of allocating resources (including employees, property, plant and equipment, and financial resources) and assessing budgets and performance. The chief operating decision maker considers budget-to-actual variances on a quarterly basis.

The Group accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

12 months ended December 31,	2025			2024
USD’000	Semiconductors	ASIC	Total	Semiconductors	ASIC	Total
Revenue from external customers	14,651	3,601	18,252	10,981	—	10,981
Intersegment revenue		444	444		—	—
	14,651	4,045	18,696	10,981	—	10,981

Reconciliation of revenue
Elimination of intersegment revenue		(444)	(444)			—
Other revenue[2]			1,037			894
Total consolidated revenue			19,289			11,875

Less:[1]
Cost of revenue	9,203	419	9,622	7,253	—	7,253
Segment gross profit	5,448	3,182	8,630	3,728	—	3,728

Less:[1]
Total operating expenses	17,737	5,022	22,759	12,845	—	12,845
Other segment items	1,269	(240)	1,029	(109)	—	(109)
Segment profit /(loss) before income taxes	(13,558)	(1,600)	(15,158)	(9,008)	—	(9,008)

Reconciliation of profit or loss (segment profit / (loss))
Other profit or loss[2]			(23,053)			(19,849)
Elimination of intersegment profits			—			—
Loss before income tax expense			(38,211)			(28,857)

Other segment disclosures
Interest revenue	7	—	7	160	—	160
Interest expense	370	51	421	95	—	95
Depreciation and amortization	678	1,525	2,203	628	—	628
Profit / (loss) from intersegment sales	—	21	21	—	—	—
Income tax recovery / (expense)	—	(171)	(171)	(3,077)	—	(3,077)
Segment assets	17,171	30,721	47,892	13,564	—	13,564

12 months ended December 31,	2023
USD’000	Semiconductors	ASIC	Total
Revenue from external customers	30,058	—	30,058
Intersegment revenue	—	—	—
	30,058	—	30,058

Reconciliation of revenue
Other revenue[2]			—
Elimination of intersegment revenue			860
Total consolidated revenue			30,918

Less:[1]
Cost of revenue	16,009	—	16,009
Segment gross profit	14,049	—	14,049

Less:[1]
Total operating expenses	12,300	—	12,300
Other segment items	(1,706)	—	(1,706)
Segment profit / (loss) before income taxes	3,455	—	3,455

Reconciliation of profit or loss (segment profit / (loss))
Other profit or loss[2]			(18,674)
Elimination of intersegment profits			—
Loss before income tax expense			(15,219)

Other segment disclosures
Interest revenue	88	—	88
Interest expense	109	—	109
Depreciation and amortization	571	—	571
Profit / (loss) from intersegment sales	—	—	—
Income tax recovery / (expense)	(218)	—	(218)
Segment assets	23,736	—	23,736

(1) The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.

(2) Other revenue and Other profit or loss are attributable to subsidiaries that do not meet the definition of an operating segment and the activities of which include sales, support and distribution of our products, R&D, financing and anon-operating investment company.

Other segment items for each reportable segment are made up of non-operating expenses, including management expenses, foreign exchanges gains and losses, debt discount amortization and financing costs.

	As at December 31,
USD’000	2025	2024
Asset reconciliation
Total assets from reportable segments	47,892	13,564
Other assets[1]	534,943	127,624
Elimination of intersegment receivables	(29,736)	(7,168)
Elimination of intersegment investment and goodwill	(38,512)	(19,332)
Consolidated total assets	514,587	114,688

(1) Other assets are attributable to subsidiaries that do not meet the definition of an operating segment and the activities of which include sales, support and distribution of our products, R&D, financing and non-operating investment company. Most of Other assets refers to SEALSQ Corp, as the company is currently excluded from the reportable segments. Most of Other assets consists of cash.

Revenue and property, plant and equipment by geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	12 months ended December 31,
USD’000	2025	2024	2023
Switzerland	1,057	571	1,752
Rest of EMEA*	4,266	1,964	8,943
North America	10,619	7,642	16,646
Asia Pacific	3,227	1,642	3,466
Latin America	120	56	111
Total net sales	19,289	11,875	30,918

*EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD’000	2025	2024
Switzerland	49	74
Rest of EMEA	3,755	3,201
Total Property, plant and equipment, net of depreciation	3,804	3,275